Financial Instruments - Disclosure of Analysis of Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 10,175	£ 8,560
Liabilities at fair value	1,717	1,754
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	818	951
Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	899	803
Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,432	2,407
Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	262	129
Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,481	6,024
Level 1
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,293	5,996
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,293	5,996
Level 2
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,751	2,410
Liabilities at fair value	1,707	1,739
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	808	939
Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	899	800
Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,396	2,370
Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	167	12
Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	188	28
Level 3
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	131	154
Liabilities at fair value	10	15
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	10	12
Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	3
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	36	37
Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	95	117
Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 508	471
Valuation technique	A
Exchange rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 1,129	2,044
Valuation technique	A
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Exchange rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	508	471
Exchange rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1,129	2,044
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Exchange rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 2,337	2,628
Valuation technique	A & C
Interest rate contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 2,217	2,406
Valuation technique	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	2,336	2,624
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	2,216	2,399
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	1	4
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	1	7
Equity and credit contracts
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	30
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 20	25
Valuation technique	B & D
Equity and credit contracts | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 133	130
Valuation technique	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	11	17
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	98	100
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	9	8
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	35	30
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(2,047)	(2,173)
Netting | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(2,047)	(2,173)
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	(2,047)	(2,173)
Netting | Level 2 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	(2,047)	(2,173)
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 46	45
Valuation technique	A
Loans and advances to customers | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	46	45
Debt securities | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 216	84
Valuation technique	A, B & D
Debt securities | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 8,481	6,024
Valuation technique	D
Debt securities | Level 1 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	£ 0	0
Debt securities | Level 1 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	8,293	5,996
Debt securities | Level 2 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	167	12
Debt securities | Level 2 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	188	28
Debt securities | Level 3 | Other financial assets at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	49	72
Debt securities | Level 3 | Financial assets at FVOCI
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Assets at fair value	0	0
Debt securities in issue | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 369	375
Valuation technique	A
Debt securities in issue | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Debt securities in issue | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	369	372
Debt securities in issue | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	3
Structured deposits | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 426	321
Valuation technique	A
Structured deposits | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Structured deposits | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	426	321
Structured deposits | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	0	0
Zero Amortising Guaranteed Notes | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 104	107
Valuation technique	D
Zero Amortising Guaranteed Notes | Level 1 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	0
Zero Amortising Guaranteed Notes | Level 2 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	104	107
Zero Amortising Guaranteed Notes | Level 3 | Other financial liabilities at FVTPL
Disclosure Of Fair Value Measurements Of Assets And Liabilities [Line Items]
Liabilities at fair value	£ 0	£ 0